Fair Value Measurements - Fair Value Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended			5 Months Ended	10 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Plus: Loss from change in fair value	$ 0	$ 39,653					$ 59,916		$ 20,163
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	3,477			$ 14,304
Plus: Loss from change in fair value				(10,827)
Ending balance	(211)	3,266		3,477			3,477	$ 3,477
Line of Credit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	27,180	25,049	$ 23,320				25,049
Plus: Loss from change in fair value			1,729				15,134		1,700
Less: Fair value adjustment extinguished upon conversion of debt							(13,003)
Ending balance			25,049	27,180	$ 25,049	$ 25,049	27,180	27,180	25,049
3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	32,106			21,281		32,106
Plus: Loss from change in fair value					10,825		5,986		10,800
Less: Fair value adjustment extinguished upon conversion of debt							(38,092)
Ending balance			32,106	0	32,106	32,106	0	0	32,106
8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	14,789				10,415	14,789
Plus: Loss from change in fair value						4,374	16,108		4,400
Less: Fair value adjustment extinguished upon conversion of debt							(30,897)
Ending balance			14,789	0	14,789	14,789	0	0	14,789
5.00% – $50.0 Million Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Plus: Loss from change in fair value							2,300	2,310
Less: Fair value adjustment extinguished upon conversion of debt								(12,584)
Ending balance				0			0	0
5.00% – $25.0 Million Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	$ 37,592					37,592
Plus: Loss from change in fair value							4,977
Less: Fair value adjustment extinguished upon conversion of debt							(42,569)
Ending balance			$ 37,592	0	$ 37,592	$ 37,592	0	0	$ 37,592
5.00% – $30.0 Million Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Plus: Loss from change in fair value							5,900	5,855
Less: Fair value adjustment extinguished upon conversion of debt								(44,258)
Ending balance				$ 0			$ 0	$ 0